INVESTMENTS, DEBTS AND DERIVATIVES - Financial assets (Details) - USD ($) $ in Millions		Jun. 30, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Total investments and derivatives		$ 557	$ 433
Non-current		281	235
Current	[1]	276	198
At fair value
Disclosure of financial assets [line items]
Total investments and derivatives		82	45
At amortized cost
Disclosure of financial assets [line items]
Total investments and derivatives		475	388
Derivatives not designated as hedges | At fair value
Disclosure of financial assets [line items]
Total investments and derivatives		17	11
Derivatives designated as net investment hedges | At fair value
Disclosure of financial assets [line items]
Total investments and derivatives		0	0
Investments in debt instruments | At fair value
Disclosure of financial assets [line items]
Total investments and derivatives		65	34
Security deposits and cash collateral | At amortized cost
Disclosure of financial assets [line items]
Total investments and derivatives		301	256
Loans granted to customers - microfinance banking | At amortized cost
Disclosure of financial assets [line items]
Total investments and derivatives		125	116
Bank deposits | At amortized cost
Disclosure of financial assets [line items]
Total investments and derivatives		20	0
Other Investment | At amortized cost
Disclosure of financial assets [line items]
Total investments and derivatives		$ 29	$ 16

[1]	* Certain comparative amounts have been reclassified to conform to the current period presentation, refer to Note 14 for further details.